PORTFOLIO OF INVESTMENTS
USAA MSCI USA Small Cap Value Momentum Blend Index ETF
May 31, 2019 (unaudited)
Number of Shares	Security	Market Value (000)
	EQUITY SECURITIES (99.3%)
	COMMON STOCKS (99.3%)
	Basic Materials (3.2%)
	Chemicals (1.6%)
4,997	Ashland Global Holdings, Inc.	$374
9,038	Codexis, Inc.(a)	164
1,700	Innospec, Inc.	137
1,732	Quaker Chemical Corp.	313
14,827	Rayonier Advanced Materials, Inc.	97
3,494	Stepan Co.	297
20,900	Venator Materials plc(a)	91
		1,473
	Forest Products & Paper (0.9%)
7,686	Clearwater Paper Corp.(a)	124
6,048	Domtar Corp.	254
13,779	Mercer International, Inc.	198
18,246	Resolute Forest Products, Inc.	117
9,430	Verso Corp. “A”(a)	162
		855
	Iron/Steel (0.7%)
10,476	Cleveland-Cliffs, Inc.	91
3,911	Reliance Steel & Aluminum Co.	326
8,741	Schnitzer Steel Industries, Inc. “A”	184
6,935	United States Steel Corp.	82
		683
	Total Basic Materials	3,011
	Communications (5.2%)
	Advertising (0.3%)
1,296	Trade Desk, Inc. “A”(a)	258
	Internet (1.0%)
5,800	1-800-Flowers.com, Inc. “A”(a)	106
2,633	Etsy, Inc.(a)	164
9,707	Perficient, Inc.(a)	295
5,730	QuinStreet, Inc.(a)	88
1,008	RingCentral, Inc. “A”(a)	121
1,800	Tucows, Inc. “A”(a)	107
1,400	Zscaler, Inc.(a)	96
		977
	Media (2.4%)
403	Cable One, Inc.	450
13,400	Entercom Communications Corp. “A”	77
52,046	Entravision Communications Corp. “A”	153

1    |    USAA MSCI USA Small Cap Value Momentum Blend Index ETF

Number of Shares	Security	Market Value (000)
12,470	EW Scripps Co. “A”	$190
20,949	Gannett Co., Inc.	165
10,525	Gray Television, Inc.(a)	181
10,769	Houghton Mifflin Harcourt Co.(a)	61
3,793	New York Times Co. “A”	121
1,100	Nexstar Media Group, Inc. “A”	110
1,900	Sinclair Broadcast Group, Inc. “A”	102
6,900	TEGNA, Inc.	104
7,250	Tribune Media Co. “A”	336
2,854	World Wrestling Entertainment, Inc. “A”	208
		2,258
	Telecommunications (1.5%)
2,100	Acacia Communications, Inc.(a)	98
6,058	Ciena Corp.(a)	212
8,633	Finisar Corp.(a)	181
47,020	Frontier Communications Corp.(a)	88
8,795	Iridium Communications, Inc.(a)	188
4,400	Quantenna Communications, Inc.(a)	107
2,401	Shenandoah Telecommunications Co.	96
8,504	Telephone & Data Systems, Inc.	245
5,023	United States Cellular Corp.(a)	219
		1,434
	Total Communications	4,927
	Consumer, Cyclical (10.6%)
	Airlines (0.6%)
6,899	Hawaiian Holdings, Inc.	172
4,430	SkyWest, Inc.	260
4,074	Spirit Airlines, Inc.(a)	188
		620
	Apparel (0.4%)
7,709	Crocs, Inc.(a)	149
1,604	Deckers Outdoor Corp.(a)	244
		393
	Auto Parts & Equipment (0.6%)
14,188	American Axle & Manufacturing Holdings, Inc.(a)	143
3,841	Cooper Tire & Rubber Co.	106
7,100	Dana, Inc.	103
5,100	Meritor, Inc.(a)	103
4,924	Tower International, Inc.	86
		541
	Distribution/Wholesale (0.9%)
1,893	Anixter International, Inc.(a)	101
2,322	Core-Mark Holding Co., Inc.	86
7,483	Fossil Group, Inc.(a)	73
8,635	ScanSource, Inc.(a)	252
8,734	Titan Machinery, Inc.(a)	146
4,696	Triton International Ltd.	139
2,247	Veritiv Corp.(a)	40
		837
	Entertainment (0.6%)
2,192	Eldorado Resorts, Inc.(a)	108
3,973	International Speedway Corp. “A”	178
7,897	SeaWorld Entertainment, Inc.(a)	252
		538

Portfolio of Investments    |    2

Number of Shares	Security	Market Value (000)
	Home Builders (1.6%)
15,797	Beazer Homes USA, Inc.(a)	$144
9,940	Century Communities, Inc.(a)	265
11,075	KB Home	278
4,900	M/I Homes, Inc.(a)	134
10,440	MDC Holdings, Inc.	328
2,500	Meritage Homes Corp.(a)	125
13,241	William Lyon Homes “A”(a)	246
		1,520
	Leisure Time (0.4%)
1,400	Fox Factory Holding Corp.(a)	94
4,937	Liberty TripAdvisor Holdings, Inc. “A”(a)	52
1,500	Planet Fitness, Inc. “A”(a)	115
10,403	Vista Outdoor, Inc.(a)	80
		341
	Lodging (0.3%)
8,575	Marcus Corp.	300
	Office Furnishings (0.2%)
14,777	Steelcase, Inc. “A”	237
	Retail (5.0%)
6,040	Abercrombie & Fitch Co. “A”	104
5,834	American Eagle Outfitters, Inc.	101
2,479	America's Car-Mart, Inc.(a)	213
14,568	Barnes & Noble, Inc.	64
2,900	Beacon Roofing Supply, Inc.(a)	100
12,811	Bed Bath & Beyond, Inc.	163
5,300	BMC Stock Holdings, Inc.(a)	106
2,491	Boot Barn Holdings, Inc.(a)	65
6,152	Buckle, Inc.	93
5,900	Cannae Holdings, Inc.(a)	150
1,700	Carvana Co.(a)	98
13,999	Cato Corp. “A”	173
5,196	Citi Trends, Inc.	71
3,920	Designer Brands,Inc. “A”(a)	71
6,111	Dick's Sporting Goods, Inc.	211
2,827	Dillard's, Inc. “A”	160
7,593	El Pollo Loco Holdings, Inc.(a)	80
34,746	Express, Inc.(a)	105
21,570	EZCORP, Inc. “A”(a)	189
1,628	Five Below, Inc.(a)	210
3,182	Foot Locker, Inc.	125
2,134	Freshpet, Inc.(a)	99
18,933	GameStop Corp. “A”	144
3,960	Genesco, Inc.(a)	178
1,400	Group 1 Automotive, Inc.	101
4,324	Guess?, Inc.	70
7,800	Haverty Furniture Companies, Inc.	136
9,481	Hibbett Sports, Inc.(a)	210
1,000	Lithia Motors, Inc. “A”	114
56,388	Office Depot, Inc.	111
11,330	Party City Holdco, Inc.(a)	89
3,300	PC Connection, Inc.	105
439	RH(a)	37
4,789	Shoe Carnival, Inc.	123
6,655	Signet Jewelers Ltd.	126
16,893	Vera Bradley, Inc.(a)	185
3,281	World Fuel Services Corp.	96

3    |    USAA MSCI USA Small Cap Value Momentum Blend Index ETF

Number of Shares	Security	Market Value (000)
7,666	Zumiez, Inc.(a)	$152
		4,728
	Total Consumer, Cyclical	10,055
	Consumer, Non-cyclical (24.1%)
	Agriculture (0.7%)
13,108	Darling Ingredients, Inc.(a)	248
2,277	Turning Point Brands, Inc.	112
4,500	Universal Corp.	254
		614
	Beverages (0.1%)
329	Coca-Cola Consolidated, Inc	100
	Biotechnology (1.9%)
1,400	ANI Pharmaceuticals, Inc.(a)	97
1,300	Arena Pharmaceuticals, Inc.(a)	69
7,175	ArQule, Inc.(a)	52
5,518	Arrowhead Pharmaceuticals, Inc.(a)	131
1,100	Biohaven Pharmaceutical Holding Co. Ltd.(a)	62
509	Bio-Rad Laboratories, Inc. “A”(a)	146
3,400	Denali Therapeutics, Inc.(a)	65
1,588	Emergent BioSolutions, Inc.(a)	63
3,900	Evolus, Inc.(a)	53
3,500	Exelixis, Inc.(a)	69
8,881	Innoviva, Inc.(a)	121
3,051	Myriad Genetics, Inc.(a)	76
10,249	NeoGenomics, Inc.(a)	222
14,365	Pacific Biosciences of California, Inc.(a)	96
58,211	PDL BioPharma, Inc.(a)	164
473	Spark Therapeutics, Inc.(a)	52
1,400	United Therapeutics Corp.(a)	118
3,000	Veracyte, Inc.(a)	68
2,957	Vericel Corp.(a)	46
		1,770
	Commercial Services (6.1%)
4,531	Aaron's, Inc.	241
7,796	ABM Industries, Inc.	283
2,643	American Public Education, Inc.(a)	74
1,978	AMN Healthcare Services, Inc.(a)	96
2,847	Barrett Business Services, Inc.	205
2,775	Booz Allen Hamilton Holding Corp.	175
5,562	CAI International, Inc.(a)	125
10,184	CBIZ, Inc.(a)	202
2,783	Chegg, Inc.(a)	104
2,000	CorVel Corp.(a)	148
8,478	Ennis, Inc.	157
2,152	Euronet Worldwide, Inc.(a)	334
10,296	EVERTEC, Inc.	295
3,756	FTI Consulting, Inc.(a)	315
710	Graham Holdings Co. “B”	483
1,244	HealthEquity, Inc.(a)	81
5,689	Heidrick & Struggles International, Inc.	173
2,700	Herc Holdings, Inc.(a)	92
3,675	Hertz Global Holdings, Inc.(a)	52
7,032	HMS Holdings Corp.(a)	214
2,745	Huron Consulting Group, Inc.(a)	135
2,147	ICF International, Inc.	156
1,124	Insperity, Inc.	128
6,411	K12, Inc.(a)	196
12,034	Kelly Services, Inc. “A”	283
3,972	LiveRamp Holdings, Inc.(a)	204

Portfolio of Investments    |    4

Number of Shares	Security	Market Value (000)
5,527	Navigant Consulting, Inc.	$122
6,214	Quad/Graphics, Inc.	52
9,305	Quanta Services, Inc.	323
8,296	Rent-A-Center, Inc.(a)	198
5,224	TrueBlue, Inc.(a)	111
		5,757
	Food (1.9%)
7,556	Ingles Markets, Inc. “A”	225
4,200	Pilgrim's Pride Corp.(a)	107
1,500	Post Holdings, Inc.(a)	158
900	Sanderson Farms, Inc.	123
5,281	Simply Good Foods Co.(a)	114
23,767	Smart & Final Stores, Inc.(a)	155
9,482	SpartanNash Co.	109
5,300	Tootsie Roll Industries, Inc.	201
3,563	TreeHouse Foods, Inc.(a)	186
13,893	United Natural Foods, Inc.(a)	141
6,428	Weis Markets, Inc.	243
		1,762
	Healthcare Products (6.3%)
13,818	AngioDynamics, Inc.(a)	260
7,031	AtriCure, Inc.(a)	206
424	Atrion Corp.	374
1,910	Bio-Techne Corp.	378
2,894	BioTelemetry, Inc.(a)	139
3,100	Bruker Corp.	129
2,800	Cardiovascular Systems, Inc.(a)	109
3,479	CareDx, Inc.(a)	110
4,262	CONMED Corp.	343
7,942	CryoLife, Inc.(a)	228
3,363	Genomic Health, Inc.(a)	176
2,065	Glaukos Corp.(a)	133
1,763	Haemonetics Corp.(a)	171
3,445	Hill-Rom Holdings, Inc.	331
712	ICU Medical, Inc.(a)	152
1,193	Insulet Corp.(a)	131
2,590	Integer Holdings Corp.(a)	182
2,200	Lantheus Holdings, Inc.(a)	53
1,381	LivaNova plc(a)	99
4,946	Luminex Corp.	104
2,294	Masimo Corp.(a)	300
4,578	Merit Medical Systems, Inc.(a)	236
2,500	NanoString Technologies, Inc.(a)	71
2,188	Novocure Ltd.(a)	116
2,472	Orthofix Medical, Inc.(a)	122
1,700	OrthoPediatrics Corp.(a)	66
724	Penumbra, Inc.(a)	103
2,997	Quidel Corp.(a)	166
3,310	Repligen Corp.(a)	230
5,115	STAAR Surgical Co.(a)	119
2,114	Surmodics, Inc.(a)	86
1,191	Tactile Systems Technology, Inc.(a)	57
700	Tandem Diabetes Care, Inc.(a)	48
1,300	West Pharmaceutical Services, Inc.	149
7,959	Wright Medical Group N.V.(a)	245
		5,922
	Healthcare-Services (4.6%)
2,919	Acadia Healthcare Co., Inc.(a)	94
3,314	Addus HomeCare Corp.(a)	227
1,855	Amedisys, Inc.(a)	208
2,350	Charles River Laboratories International, Inc.(a)	295
1,247	Chemed Corp.	409

5    |    USAA MSCI USA Small Cap Value Momentum Blend Index ETF

Number of Shares	Security	Market Value (000)
6,111	Encompass Health Corp.	$360
4,332	Ensign Group, Inc.	231
7,047	Invitae Corp.(a)	123
2,154	LHC Group, Inc.(a)	244
1,454	Magellan Health, Inc.(a)	96
2,452	Medpace Holdings, Inc.(a)	132
1,406	Molina Healthcare, Inc.(a)	200
5,974	National HealthCare Corp.	464
2,348	Providence Service Corp.(a)	152
14,493	R1 RCM, Inc.(a)	170
8,495	RadNet, Inc.(a)	103
5,812	Surgery Partners, Inc.(a)	50
3,677	Syneos Health, Inc.(a)	152
1,144	Teladoc Health, Inc.(a)	66
3,378	Tenet Healthcare Corp.(a)	67
7,501	Triple-S Management Corp. “B”(a)	184
2,984	U.S. Physical Therapy, Inc.	333
		4,360
	Household Products/Wares (0.3%)
26,409	ACCO Brands Corp.	194
980	Helen of Troy Ltd.(a)	131
		325
	Pharmaceuticals (2.2%)
8,946	Amphastar Pharmaceuticals, Inc.(a)	172
18,600	Assertio Therapeutics, Inc.(a)	55
2,100	Axsome Therapeutics, Inc.(a)	48
1,900	BioSpecifics Technologies Corp.(a)	112
14,600	Catalyst Pharmaceuticals, Inc.(a)	51
942	Enanta Pharmaceuticals, Inc.(a)	85
13,772	Endo International plc(a)	68
6,001	Horizon Therapeutics plc(a)	143
7,722	Mallinckrodt plc(a)	67
1,443	Mirati Therapeutics, Inc.(a)	98
1,754	Pacira BioSciences, Inc.(a)	76
2,864	PRA Health Sciences, Inc.(a)	248
5,093	Premier, Inc. “A”(a)	187
4,130	Prestige Consumer Healthcare, Inc.(a)	120
7,040	Ra Pharmaceuticals, Inc.(a)	152
1,694	Reata Pharmaceuticals, Inc. “A”(a)	145
408	Sarepta Therapeutics, Inc.(a)	47
1,200	uniQure N.V.(a)	71
1,422	USANA Health Sciences, Inc.(a)	101
4,806	Vanda Pharmaceuticals, Inc.(a)	71
		2,117
	Total Consumer, Non-cyclical	22,727
	Energy (3.9%)
	Coal (0.5%)
1,804	Arch Coal, Inc. “A”	159
2,600	CONSOL Energy, Inc.(a)	68
2,804	Peabody Energy Corp.	66
7,886	Warrior Met Coal, Inc.	204
		497
	Energy-Alternate Sources (1.0%)
25,300	Clean Energy Fuels Corp.(a)	67
2,047	First Solar, Inc.(a)	119
7,355	FutureFuel Corp.	76
3,750	NextEra Energy Partners, LP	166
10,345	Renewable Energy Group, Inc.(a)	162
1,700	REX American Resources Corp.(a)	115

Portfolio of Investments    |    6

Number of Shares	Security	Market Value (000)
10,021	Sunrun, Inc.(a)	$157
3,943	TPI Composites, Inc.(a)	82
		944
	Oil & Gas (2.0%)
4,129	Bonanza Creek Energy, Inc.(a)	81
3,662	CVR Energy, Inc.	156
53,256	Denbury Resources, Inc.(a)	77
7,786	Ensco Rowan plc “A”	65
5,100	EQT Corp.	93
43,799	Gran Tierra Energy, Inc.(a)	86
21,652	Gulfport Energy Corp.(a)	118
45,605	HighPoint Resources Corp.(a)	85
20,018	Noble Corp. plc(a)	39
42,465	Northern Oil and Gas, Inc.(a)	84
12,412	Oasis Petroleum, Inc.(a)	65
3,142	PBF Energy, Inc. “A”	83
3,518	Penn Virginia Corp.(a)	107
9,665	QEP Resources, Inc.(a)	67
18,289	SandRidge Energy, Inc.(a)	126
38,120	Southwestern Energy Co.(a)	137
272	Texas Pacific Land Trust	200
8,955	Transocean Ltd.(a)	56
3,369	Unit Corp.(a)	32
4,430	Whiting Petroleum Corp.(a)	81
		1,838
	Oil & Gas Services (0.4%)
900	DMC Global, Inc.	61
8,448	FTS International, Inc.(a)	52
2,899	KLX Energy Services Holdings, Inc.(a)	57
8,063	Matrix Service Co.(a)	146
3,200	ProPetro Holding Corp.(a)	62
		378
	Total Energy	3,657
	Financial (31.4%)
	Banks (1.1%)
5,126	Fidelity Southern Corp.	144
20,609	First BanCorp	205
10,745	OFG Bancorp	202
9,522	Opus Bank	191
5,488	Popular, Inc.	287
		1,029
	Diversified Financial Services (2.9%)
7,866	Air Lease Corp.	283
15,751	Aircastle Ltd.	306
6,044	Altisource Portfolio Solutions S.A.(a)	122
3,600	Cohen & Steers, Inc.	184
12,942	Cowen, Inc. “A”(a)	196
6,241	Encore Capital Group, Inc.(a)	214
3,485	Enova International, Inc.(a)	75
9,044	Legg Mason, Inc.	322
10,350	Mr Cooper Group, Inc.(a)	78
18,005	Navient Corp.	235
4,688	Nelnet, Inc. “A”	278
12,474	On Deck Capital, Inc.(a)	50
5,528	OneMain Holdings, Inc.	165
5,300	PennyMac Financial Services, Inc.	113
2,000	Stifel Financial Corp.	107
		2,728

7    |    USAA MSCI USA Small Cap Value Momentum Blend Index ETF

Number of Shares	Security	Market Value (000)
	Insurance (5.5%)
13,502	Ambac Financial Group, Inc.(a)	$205
6,763	American Equity Investment Life Holding Co.	192
3,725	American National Insurance Co.	422
6,295	Argo Group International Holdings Ltd.	444
9,230	Assured Guaranty Ltd.	377
4,149	Axis Capital Holdings Ltd.	247
9,633	CNO Financial Group, Inc.	151
2,201	eHealth, Inc.(a)	155
2,733	Essent Group Ltd.(a)	128
3,500	First American Financial Corp.	181
44,838	Genworth Financial, Inc. “A”(a)	131
14,300	Greenlight Capital Re Ltd. “A”(a)	145
2,569	HCI Group, Inc.	104
12,479	Heritage Insurance Holdings, Inc.	183
3,043	Kemper Corp.	253
19,727	MGIC Investment Corp.(a)	267
6,462	National General Holdings Corp.	147
1,273	National Western Life Group, Inc. “A”	340
7,962	NMI Holdings, Inc. “A”(a)	217
8,862	Old Republic International Corp.	195
11,907	Radian Group, Inc.	267
31,646	Third Point Reinsurance Ltd.(a)	322
3,286	Universal Insurance Holdings, Inc.	95
		5,168
	Private Equity (0.4%)
8,848	NexPoint Residential Trust, Inc.	355
	Real Estate (1.0%)
6,600	Alexander & Baldwin, Inc.	152
2,400	HFF, Inc. “A”	103
8,081	Marcus & Millichap, Inc.(a)	247
17,516	Newmark Group, Inc. “A”	140
6,816	RE/MAX Holdings, Inc. “A”	202
1,781	RMR Group, Inc. “A”	86
		930
	REITS (19.7%)
26,287	AG Mortgage Investment Trust, Inc.	405
6,472	Agree Realty Corp.	433
10,212	American Assets Trust, Inc.	464
4,831	American Campus Communities, Inc.	224
11,466	Americold Realty Trust	359
4,568	Apartment Investment & Management Co. “A”	228
31,101	Apollo Commercial Real Estate Finance, Inc.	572
34,500	Arbor Realty Trust, Inc.	425
14,800	Ares Commercial Real Estate Corp.	217
41,964	Arlington Asset Investment Corp. “A”	281
10,875	ARMOUR Residential REIT, Inc.	189
17,761	Blackstone Mortgage Trust, Inc. “A”	626
18,364	Braemar Hotels & Resorts, Inc.	192
25,900	Capstead Mortgage Corp.	205
14,909	CareTrust REIT, Inc.	362
24,733	Chimera Investment Corp.	451
10,001	Community Healthcare Trust, Inc.	391
5,284	CoreCivic, Inc.	116
6,670	CubeSmart	225
15,010	DiamondRock Hospitality Co.	149
4,134	EastGroup Properties, Inc.	459
5,780	EPR Properties	451
10,777	Equity Commonwealth	351
28,068	Exantas Capital Corp.	306
8,289	Four Corners Property Trust, Inc.	238

Portfolio of Investments    |    8

Number of Shares	Security	Market Value (000)
6,500	Gaming and Leisure Properties, Inc.	$257
5,275	GEO Group, Inc.	116
13,498	Getty Realty Corp.	418
15,563	Granite Point Mortgage Trust, Inc.	289
1,800	Innovative Industrial Properties, Inc.	151
27,108	Invesco Mortgage Capital, Inc.	417
14,765	KKR Real Estate Finance Trust, Inc.	292
23,316	Ladder Capital Corp.	371
2,251	Lamar Advertising Co. “A”	176
2,062	Life Storage, Inc.	199
9,123	LTC Properties, Inc.	408
21,196	Medical Properties Trust, Inc.	377
72,399	MFA Financial, Inc.	510
2,929	National Health Investors, Inc.	230
6,325	National Storage Affiliates Trust	188
25,401	New Residential Investment Corp.	387
63,139	New York Mortgage Trust, Inc.	381
9,963	Omega Healthcare Investors, Inc.	355
5,500	Outfront Media, Inc.	136
11,195	Park Hotels & Resorts, Inc.	309
19,636	PennyMac Mortgage Investment Trust	408
3,505	PS Business Parks, Inc.	564
26,459	Redwood Trust, Inc.	422
2,458	Ryman Hospitality Properties, Inc.	197
8,148	Spirit Realty Capital, Inc.	348
15,002	Starwood Property Trust, Inc.	331
12,107	STORE Capital Corp.	414
14,119	Tier REIT, Inc.	380
15,291	TPG RE Finance Trust, Inc.	293
20,536	Two Harbors Investment Corp.	251
5,723	Uniti Group, Inc.	55
2,000	Universal Health Realty Income Trust	164
38,713	Western Asset Mortgage Capital Corp.	375
7,486	Xenia Hotels & Resorts, Inc.	157
		18,645
	Savings & Loans (0.8%)
8,923	Dime Community Bancshares, Inc.	159
31,156	New York Community Bancorp, Inc.	309
13,400	Oritani Financial Corp.	214
6,300	Sterling Bancorp	122
		804
	Total Financial	29,659
	Industrial (10.0%)
	Aerospace/Defense (0.5%)
2,882	Aerojet Rocketdyne Holdings, Inc.(a)	111
837	Teledyne Technologies, Inc.(a)	197
13,425	Wesco Aircraft Holdings, Inc.(a)	132
		440
	Building Materials (0.6%)
9,271	Armstrong Flooring, Inc.(a)	98
1,500	Armstrong World Industries, Inc.	133
7,000	Griffon Corp.	101
5,572	Louisiana-Pacific Corp.	127
3,600	Universal Forest Products, Inc.	116
		575
	Electrical Components & Equipment (0.4%)
4,763	Encore Wire Corp.	238
1,957	EnerSys	110
		348

9    |    USAA MSCI USA Small Cap Value Momentum Blend Index ETF

Number of Shares	Security	Market Value (000)
	Electronics (3.1%)
17,700	ADT, Inc.	$104
1,787	Alarm.com Holdings, Inc.(a)	104
4,500	Atkore International Group, Inc.(a)	105
3,411	Avnet, Inc.	139
11,974	Benchmark Electronics, Inc.	265
7,313	Brady Corp. “A”	339
4,800	Fluidigm Corp.(a)	63
10,424	Jabil, Inc.	256
7,139	KEMET Corp.	114
13,646	Knowles Corp.(a)	215
400	Mesa Laboratories, Inc.	100
7,908	Sanmina Corp.(a)	210
4,186	SMART Global Holdings, Inc.(a)	71
1,200	SYNNEX Corp.	104
2,052	Tech Data Corp.(a)	186
18,113	TTM Technologies, Inc.(a)	154
13,319	Vishay Intertechnology, Inc.	203
1,500	Woodward, Inc.	163
		2,895
	Engineering & Construction (0.7%)
4,100	AECOM(a)	131
4,077	Arcosa, Inc.	138
7,600	Great Lakes Dredge & Dock Corp.(a)	81
1,400	TopBuild Corp.(a)	111
11,672	Tutor Perini Corp.(a)	170
		631
	Environmental Control (0.1%)
2,126	Clean Harbors, Inc.(a)	136
	Hand/Machine Tools (0.1%)
2,000	Regal Beloit Corp.	145
	Machinery-Construction & Mining (0.1%)
1,500	Oshkosh Corp.	107
	Machinery-Diversified (0.6%)
2,300	AGCO Corp.	153
2,297	Cactus, Inc. “A”(a)	75
1,353	Chart Industries, Inc.(a)	104
2,900	CSW Industrials, Inc.	185
4,600	Ichor Holdings Ltd.(a)	97
		614
	Metal Fabrication/Hardware (0.1%)
2,500	Global Brass & Copper Holdings, Inc.	109
	Miscellaneous Manufacturers (0.8%)
7,501	American Outdoor Brands Corp.(a)	63
1,400	Carlisle Companies, Inc.	187
2,200	ESCO Technologies, Inc.	154
3,837	Fabrinet(a)	163
5,200	Federal Signal Corp.	124
4,892	Trinity Industries, Inc.	94
		785
	Packaging & Containers (1.1%)
3,100	Bemis Co., Inc.	181
3,500	Berry Global Group, Inc.(a)	165
16,712	Owens-Illinois, Inc.	267
6,800	Silgan Holdings, Inc.	197

Portfolio of Investments    |    10

Number of Shares	Security	Market Value (000)
3,500	Sonoco Products Co.	$216
		1,026
	Transportation (1.4%)
4,878	ArcBest Corp.	122
4,367	Atlas Air Worldwide Holdings, Inc.(a)	155
9,929	Covenant Transportation Group, Inc. “A”(a)	149
13,100	Genco Shipping & Trading Ltd.(a)	95
1,835	Genesee & Wyoming, Inc. “A”(a)	175
8,455	International Seaways, Inc.(a)	150
6,981	Marten Transport Ltd.	123
2,743	Matson, Inc.	94
4,713	Ryder System, Inc.	238
		1,301
	Trucking & Leasing (0.4%)
3,882	GATX Corp.	271
2,895	Greenbrier Companies, Inc.	79
		350
	Total Industrial	9,462
	Technology (7.2%)
	Computers (1.3%)
1,726	CACI International, Inc. “A”(a)	351
8,787	Conduent, Inc.(a)	78
1,900	Insight Enterprises, Inc.(a)	98
3,218	Mercury Systems, Inc.(a)	221
4,600	NetScout Systems, Inc.(a)	113
7,367	Presidio, Inc.	98
6,041	Unisys Corp.(a)	58
7,472	Vocera Communications, Inc.(a)	242
		1,259
	Semiconductors (2.5%)
8,655	Alpha & Omega Semiconductor Ltd.(a)	74
23,255	Amkor Technology, Inc.(a)	151
18,384	AVX Corp.	272
3,923	Cree, Inc.(a)	216
6,560	Diodes, Inc.(a)	203
4,800	FormFactor, Inc.(a)	69
12,240	Kulicke & Soffa Industries, Inc.	237
6,500	Lattice Semiconductor Corp.(a)	83
2,481	Mellanox Technologies Ltd.(a)	272
21,027	Photronics, Inc.(a)	171
11,900	Rambus, Inc.(a)	135
2,600	Teradyne, Inc.	110
11,610	Ultra Clean Holdings, Inc.(a)	148
8,186	Xperi Corp.	172
		2,313
	Software (3.4%)
1,200	Alteryx, Inc. “A”(a)	104
1,200	Appfolio, Inc. “A”(a)	116
7,300	Avaya Holdings Corp.(a)	92
1,300	Bandwidth, Inc. “A”(a)	94
1,612	Benefitfocus, Inc.(a)	46
3,600	Computer Programs & Systems, Inc.	93
2,235	Coupa Software, Inc.(a)	244
1,822	Everbridge, Inc.(a)	143
600	Fair Isaac Corp.(a)	177
1,849	Five9, Inc.(a)	95
16,821	Glu Mobile, Inc.(a)	134
12,689	Inovalon Holdings, Inc. “A”(a)	175

11    |    USAA MSCI USA Small Cap Value Momentum Blend Index ETF

Number of Shares	Security	Market Value (000)
3,836	LivePerson, Inc.(a)	$107
2,657	ManTech International Corp. “A”	163
1,300	Medidata Solutions, Inc.(a)	118
13,020	NextGen Healthcare, Inc.(a)	251
3,243	Omnicell, Inc.(a)	258
1,154	SPS Commerce, Inc.(a)	118
1,456	Tabula Rasa HealthCare, Inc.(a)	66
24,860	TiVo Corp.	179
2,200	Verint Systems, Inc.(a)	125
2,753	Workiva, Inc.(a)	153
22,900	Zynga, Inc. “A”(a)	144
		3,195
	Total Technology	6,767
	Utilities (3.7%)
	Electric (3.0%)
3,415	ALLETE, Inc.	280
6,035	Black Hills Corp.	460
3,494	El Paso Electric Co.	203
14,315	Hawaiian Electric Industries, Inc.	595
7,714	NorthWestern Corp.	547
5,054	PNM Resources, Inc.	238
9,768	Portland General Electric Co.	516
		2,839
	Gas (0.7%)
3,519	National Fuel Gas Co.	188
6,203	Spire, Inc.	517
		705
	Total Utilities	3,544
	Total Common Stocks (cost: $96,501)	93,809
	Total Equity Securities (cost: $96,501)	93,809
	MONEY MARKET INSTRUMENTS (0.8%)
	GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.8%)
716,726	State Street Institutional Treasury Money Market Fund Premier Class, 2.30%(b) (cost: $717)	717
	Total Investments (cost: $97,218)	$94,526

($ in 000s)VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Equity Securities:
Common Stocks	$93,809	$—	$—	$93,809
Money Market Instruments:
Government & U.S. Treasury Money Market Funds	717	—	—	717
Total	$94,526	$—	$—	$94,526
Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.
The Portfolio of Investments uses the Bloomberg Industry Classification System (BICS), which may differ from the Fund’s compliance classification.
At May 31, 2019, the Fund did not have any transfers into/out of Level 3.

Portfolio of Investments    |    12

NOTES TO PORTFOLIO
OF INVESTMENTS
May 31, 2019 (unaudited)
GENERAL NOTES
A.  Security valuation – USAA ETF TRUST (the Trust) and Board of Trustees (the Board) has established the Valuation and Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the USAA MSCI USA Small Cap Value Momentum Blend Index ETF (the Fund) valuation policies and procedures, which are approved by the Board. The Fund utilizes independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.
The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:
1.  Equity securities, including exchange-traded funds (ETFs), exchange-traded notes (ETNs), and equity-linked structured notes, except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.
2.  Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund’s net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day the Fund’s NAV is calculated will not need to be reflected in the value of the Fund’s foreign securities. However, the USAA Asset Management Company (the Manager) will monitor for events that would materially affect the value of the Fund’s foreign securities and the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such

13    |    USAA MSCI USA Small Cap Value Momentum Blend Index ETF

as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.
3.  Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.
4.  Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.
5.  Repurchase agreements are valued at cost.
6.  In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.
B.  Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:
Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.
Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.
Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager’s own assumptions in determining the fair value.
The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
C.  The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $94,419,000 at May 31, 2019, and, in total, may not equal

Notes to Portfolio of Investments    |    14

100%. A category percentage of 0.0% represents less than 0.1% of net assets.
PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
REITS	Real estate investment trusts - Dividend distributions from REITS may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the Fund will estimate the components of distributions from these securities and revise when actual distributions are known.

SPECIFIC NOTES
(a)	Non-income-producing security.
(b)	Rate represents the money market fund annualized seven-day yield at May 31, 2019.

15    |    USAA MSCI USA Small Cap Value Momentum Blend Index ETF